Operating costs - Other external charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Research and development expenditure	$ 71	$ 74	$ 69
Maintenance and repairs expense	$ 181	$ 179	$ 171